Deferred Income Tax Assets and Liabilities - Summary of Deferred Income Tax Assets and Liabilities (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)		Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)		Dec. 31, 2024 USD ($)	Jan. 01, 2023 KRW (₩) [1]
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		₩ 3,429,618		₩ 3,637,726		₩ 4,264,566
Total deferred income tax liabilities		(4,833,086)		(5,458,413)		₩ (5,638,051)
Total deferred income tax liabilities (assets)		(1,403,468)		(1,820,687)
Offsetting Of Deferred Income Tax Assets And Liabilities [Abstract]
Offsetting Of Deferred Income Tax Assets		(3,150,794)		(3,363,501)
Offsetting Of Deferred Income Tax Liabilities		3,150,794		3,363,501
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax assets		278,824		274,225	[1]			$ 188,667	₩ 188,372
Total net deferred income tax liabilities		(1,682,292)		(2,094,912)	[1]			$ (1,138,330)	₩ (1,452,057)
Total net deferred income tax liabilities (assets)		₩ (1,403,468)		₩ (1,820,687)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Tax rate		26.40%	[2]	26.40%	[2],[3]	26.50%	[3]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised [Abstract]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Investments In Subsidiaries And Others		₩ 3,914,339
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Others		98,004
Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures [Abstract]
Taxable Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures		1,744,044
Taxable Temporary Differences Associated With Business Combination		65,288
Other provisions
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		219,460		₩ 317,698
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		219,460		317,698
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		219,460		317,698
Allowances for credit losses
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		17,060		29,768
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		17,060		29,768
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		17,060		29,768
Impairment losses of property and equipment
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		10,543		8,516
Total deferred income tax liabilities		(1,359)		(1,407)
Total deferred income tax liabilities (assets)		9,184		7,109
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		9,184		7,109
Share-based payments
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		36,962		24,326
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		36,962		24,326
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		36,962		24,326
Provisions for acceptances and guarantees
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		16,172		48,917
Total deferred income tax liabilities		(163)		0
Total deferred income tax liabilities (assets)		16,009		48,917
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		16,009		48,917
Gains or losses on valuation of derivatives
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		296,164		238,875
Total deferred income tax liabilities		(225,773)		(184,469)
Total deferred income tax liabilities (assets)		70,391		54,406
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		70,391		54,406
Gains or losses on fair value hedge
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(45,741)		(57,146)
Total deferred income tax liabilities (assets)		(45,741)		(57,146)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(45,741)		(57,146)
Present value discount
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		11,952		14,471
Total deferred income tax liabilities		(14)		(13)
Total deferred income tax liabilities (assets)		11,938		14,458
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		11,938		14,458
Accrued interest
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		1,679		146
Total deferred income tax liabilities		(262,437)		(213,708)
Total deferred income tax liabilities (assets)		(260,758)		(213,562)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(260,758)		(213,562)
Deferred loan origination fees and costs
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		16,278		14,593
Total deferred income tax liabilities		(189,207)		(179,868)
Total deferred income tax liabilities (assets)		(172,929)		(165,275)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(172,929)		(165,275)
Advanced depreciation provision
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(4,003)		(4,003)
Total deferred income tax liabilities (assets)		(4,003)		(4,003)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(4,003)		(4,003)
Gains or losses on revaluation
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		313		313
Total deferred income tax liabilities		(290,227)		(290,547)
Total deferred income tax liabilities (assets)		(289,914)		(290,234)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(289,914)		(290,234)
Investments in subsidiaries and others
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		77,426		56,338
Total deferred income tax liabilities		(248,692)		(216,908)
Total deferred income tax liabilities (assets)		(171,266)		(160,570)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(171,266)		(160,570)
Gains or losses on valuation of security investment
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		489,018		912,706
Total deferred income tax liabilities		(448,460)		(354,353)
Total deferred income tax liabilities (assets)		40,558		558,353
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		40,558		558,353
Defined benefit liabilities
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		619,544		575,599
Total deferred income tax liabilities		0		(26)
Total deferred income tax liabilities (assets)		619,544		575,573
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		619,544		575,573
Accrued expenses
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		365,702		323,229
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		365,702		323,229
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		365,702		323,229
Retirement insurance expense
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(590,749)		(627,556)
Total deferred income tax liabilities (assets)		(590,749)		(627,556)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(590,749)		(627,556)
Adjustments to the prepaid contributions
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(49,134)		(33,005)
Total deferred income tax liabilities (assets)		(49,134)		(33,005)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(49,134)		(33,005)
Derivative linked securities
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		6,883		5,735
Total deferred income tax liabilities		(86,112)		(262,523)
Total deferred income tax liabilities (assets)		(79,229)		(256,788)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)		(79,229)		(256,788)
Others
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets	[4]	1,244,462		1,066,496
Total deferred income tax liabilities	[4]	(2,391,015)		(3,032,881)
Total deferred income tax liabilities (assets)	[4]	(1,146,553)		(1,966,385)
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax liabilities (assets)	[4]	(1,146,553)		(1,966,385)
Deductible temporary differences
The changes in cumulative temporary differences
Beginning		12,648,925		15,246,863
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		12,055,393		12,648,925		₩ 15,246,863
Deductible temporary differences | Other provisions
The changes in cumulative temporary differences
Beginning		1,202,725		739,371
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		1,173,243		710,907
Increase		800,375		1,174,261
Ending		829,857		1,202,725		739,371
Deductible temporary differences | Allowances for credit losses
The changes in cumulative temporary differences
Beginning		113,157		748
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		114,700		275
Increase		66,566		112,684
Ending		65,023		113,157		748
Deductible temporary differences | Impairment losses of property and equipment
The changes in cumulative temporary differences
Beginning		30,774		22,975
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		21,585		19,765
Increase		29,263		27,564
Ending		38,452		30,774		22,975
Deductible temporary differences | Share-based payments
The changes in cumulative temporary differences
Beginning		92,146		80,777
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		81,835		71,512
Increase		129,695		82,881
Ending		140,006		92,146		80,777
Deductible temporary differences | Provisions for acceptances and guarantees
The changes in cumulative temporary differences
Beginning		185,290		150,140
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		185,290		150,140
Increase		60,642		185,290
Ending		60,642		185,290		150,140
Deductible temporary differences | Gains or losses on valuation of derivatives
The changes in cumulative temporary differences
Beginning		904,830		513,151
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		904,830		513,151
Increase		1,122,015		904,830
Ending		1,122,015		904,830		513,151
Deductible temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		54,815		76,399
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		54,815		76,399
Increase		45,274		54,815
Ending		45,274		54,815		76,399
Deductible temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		55,278		51,605
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		11,323		12,445
Increase		17,705		16,118
Ending		61,660		55,278		51,605
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		3,112,619		1,324,236
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		102,105		26,849
Increase		1,173,735		1,815,232
Ending		4,184,249		3,112,619		1,324,236
Deductible temporary differences | Gains or losses on valuation of security investment
The changes in cumulative temporary differences
Beginning		3,456,456		7,811,132
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		3,450,487		7,807,818
Increase		1,848,240		3,453,142
Ending		1,854,209		3,456,456		7,811,132
Deductible temporary differences | Defined benefit liabilities
The changes in cumulative temporary differences
Beginning		2,174,727		2,027,346
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		306,292		310,440
Increase		478,321		457,821
Ending		2,346,756		2,174,727		2,027,346
Deductible temporary differences | Accrued expenses
The changes in cumulative temporary differences
Beginning		1,225,697		1,013,323
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		1,220,348		1,027,723
Increase		1,381,574		1,240,097
Ending		1,386,923		1,225,697		1,013,323
Deductible temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		21,725		38,123
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		21,725		38,123
Increase		26,070		21,725
Ending		26,070		21,725		38,123
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning	[5]	3,052,860		2,650,802
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease	[5]	1,222,782		1,209,862
Increase	[5]	2,076,926		1,611,920
Ending	[5]	3,907,004		3,052,860		2,650,802
Deductible temporary differences | Gross temporary difference unused tax losses and unused tax credits
The changes in cumulative temporary differences
Beginning		15,683,099		16,500,128
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		8,871,360		11,975,409
Increase		9,256,401		11,158,380
Ending		16,068,140		15,683,099		16,500,128
Deductible temporary differences | Other provisions
The changes in cumulative temporary differences
Beginning		404		3,880
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		404		404		3,880
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		2,948,424		1,154,111
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		3,914,339		2,948,424		1,154,111
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning		85,346		95,274
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		98,004		85,346		95,274
Taxable temporary differences
The changes in cumulative temporary differences
Beginning		(20,243,106)		(20,618,456)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		(17,703,525)		(20,243,106)		(20,618,456)
Taxable temporary differences | Allowances for credit losses
The changes in cumulative temporary differences
Beginning		0		(46,262)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease				(46,262)
Increase				0
Ending				0		(46,262)
Taxable temporary differences | Impairment losses of property and equipment
The changes in cumulative temporary differences
Beginning		(3,288)		(3,448)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(179)		(160)
Increase		0		0
Ending		(3,109)		(3,288)		(3,448)
Taxable temporary differences | Gains or losses on valuation of derivatives
The changes in cumulative temporary differences
Beginning		(698,745)		(755,541)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(698,745)		(756,668)
Increase		(855,200)		(699,872)
Ending		(855,200)		(698,745)		(755,541)
Taxable temporary differences | Gains or losses on fair value hedge
The changes in cumulative temporary differences
Beginning		(216,460)		(354,085)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(43,200)		(354,085)
Increase		0		(216,460)
Ending		(173,260)		(216,460)		(354,085)
Taxable temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		(2,745)		(9,703)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(2,745)		(9,703)
Increase		(3,719)		(2,745)
Ending		(3,719)		(2,745)		(9,703)
Taxable temporary differences | Accrued interest
The changes in cumulative temporary differences
Beginning		(809,501)		(634,218)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(718,384)		(576,037)
Increase		(902,961)		(751,320)
Ending		(994,078)		(809,501)		(634,218)
Taxable temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		(666,878)		(690,979)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(666,878)		(690,979)
Increase		(716,693)		(666,878)
Ending		(716,693)		(666,878)		(690,979)
Taxable temporary differences | Advanced depreciation provision
The changes in cumulative temporary differences
Beginning		(15,163)		(15,163)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(9,097)		(9,097)
Increase		(9,097)		(9,097)
Ending		(15,163)		(15,163)		(15,163)
Taxable temporary differences | Gains or losses on revaluation
The changes in cumulative temporary differences
Beginning		(1,100,555)		(1,103,292)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(38,949)		(40,475)
Increase		(37,738)		(37,738)
Ending		(1,099,344)		(1,100,555)		(1,103,292)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(2,134,355)		(1,311,712)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(146,755)		(153,737)
Increase		(680,823)		(976,380)
Ending		(2,668,423)		(2,134,355)		(1,311,712)
Taxable temporary differences | Gains or losses on valuation of security investment
The changes in cumulative temporary differences
Beginning		(1,282,875)		(117,696)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(1,240,160)		(100,797)
Increase		(1,648,762)		(1,265,976)
Ending		(1,691,477)		(1,282,875)		(117,696)
Taxable temporary differences | Defined benefit liabilities
The changes in cumulative temporary differences
Beginning		(97)		(3,014)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(97)		(2,917)
Increase		0		0
Ending		0		(97)		(3,014)
Taxable temporary differences | Retirement insurance expense
The changes in cumulative temporary differences
Beginning		(2,371,534)		(2,193,624)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(326,432)		(92,124)
Increase		(192,585)		(270,034)
Ending		(2,237,687)		(2,371,534)		(2,193,624)
Taxable temporary differences | Adjustments to the prepaid contributions
The changes in cumulative temporary differences
Beginning		(125,019)		(105,608)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(125,019)		(105,608)
Increase		(186,113)		(125,019)
Ending		(186,113)		(125,019)		(105,608)
Taxable temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		(994,405)		(1,071,093)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(994,405)		(1,071,093)
Increase		(326,181)		(994,405)
Ending		(326,181)		(994,405)		(1,071,093)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning	[5]	(11,042,857)		(12,763,953)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease	[5]	(2,848,140)		(1,690,382)
Increase	[5]	(282,927)		30,714
Ending	[5]	(8,477,644)		(11,042,857)		(12,763,953)
Taxable temporary differences | Goodwill from merger
The changes in cumulative temporary differences
Beginning		(65,288)		(65,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		(65,288)		(65,288)		(65,288)
Taxable temporary differences | Gross temporary difference unused tax losses and unused tax credits
The changes in cumulative temporary differences
Beginning		(21,529,765)		(21,244,679)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(7,859,185)		(5,700,124)
Increase		(5,842,799)		(5,985,210)
Ending		(19,513,379)		(21,529,765)		(21,244,679)
Taxable temporary differences | Goodwill arising from the merger
The changes in cumulative temporary differences
Beginning		(65,288)		(65,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		0		0
Increase		0		0
Ending		(65,288)		(65,288)		(65,288)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(1,220,925)		(560,489)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		(1,744,044)		(1,220,925)		(560,489)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning		(446)		(446)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		₩ (522)		₩ (446)		₩ (446)

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	The rate of 26.4% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2023.
[3]	The rate of 26.4% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2024.
[4]	Includes Purchase Price Allocation (“PPA”) amount arising from the acquisition of KB Life Insurance Co., Ltd., KB Insurance Co., Ltd.
[5]	Includes PPA amount arising from the acquisition of KB Life Insurance Co., Ltd., KB Insurance Co., Ltd.